Interest-bearing loans and borrowings	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Interest-bearing loans and borrowings
Interest-bearing loans and borrowings

(in thousands of USD)	Bank loans	Other notes	Lease liabilities	Other borrowings	Total
More than 5 years	157,180	—	—	—	157,180
Between 1 and 5 years	496,550	147,619	—	—	644,169
More than 1 year	653,730	147,619	—	—	801,349
Less than 1 year	47,361	—	—	50,010	97,371
At January 1, 2018	701,091	147,619	—	50,010	898,720

New loans	973,550	—	—	447,810	1,421,360
Scheduled repayments	(84,493)	—	—	(435,213)	(519,706)
Early repayments (Note 25)	(825,691)	(205,710)	—	—	(1,031,401)
Acquisitions through business combinations (Note 25)	1,106,736	205,710	—	—	1,312,446
Other changes (Note 25)	(311,191)	547	—	—	(310,644)
Translation differences	—	—	—	(2,265)	(2,265)
Balance at December 31, 2018	1,560,002	148,166	—	60,342	1,768,510

More than 5 years	433,662	—	—	—	433,662
Between 1 and 5 years	987,803	148,166	—	—	1,135,969
More than 1 year	1,421,465	148,166	—	—	1,569,631
Less than 1 year	138,537	—	—	60,342	198,879
Balance at December 31, 2018	1,560,002	148,166	—	60,342	1,768,510

	Bank loans	Other notes	Lease liabilities	Other borrowings	Total
More than 5 years	433,662	—	—	—	433,662
Between 1 and 5 years	987,803	148,166	—	—	1,135,969
More than 1 year	1,421,465	148,166	—	—	1,569,631
Less than 1 year	138,537	—	—	60,342	198,879
At January 1, 2019	1,560,002	148,166	—	60,342	1,768,510

New loans	986,755	50,500	498	896,145	1,933,898
Adoption IFRS 16	—	—	105,238	—	105,238

Scheduled repayments	(92,651)	—	(30,214)	(708,135)	(831,000)
Early repayments	(1,225,747)	—	—	—	(1,225,747)
Other changes	(4,908)	(95)	—	—	(5,003)
Translation differences	—	—	102	(1,139)	(1,037)
Balance at December 31, 2019	1,223,451	198,571	75,624	247,213	1,744,859

More than 5 years	628,711	—	1,652	—	630,363
Between 1 and 5 years	545,233	198,571	41,509	107,978	893,291
More than 1 year	1,173,944	198,571	43,161	107,978	1,523,654
Less than 1 year	49,507	—	32,463	139,235	221,205
Balance at December 31, 2019	1,223,451	198,571	75,624	247,213	1,744,859

The amounts shown under "New Loans" and "Early Repayments" include drawdowns and repayments under revolving credit facilities during the year.
Bank Loans
On October 13, 2014, the Group entered into a $340.0 million senior secured credit facility with a syndicate of banks. Borrowings under this facility were used to partially finance the acquisition of the four (4) modern Japanese built VLCC vessels ('the VLCC Acquisition Vessels') from Maersk Tankers Singapore Pte Ltd and to repay $153.1 million of outstanding debt and retire the Group's $300.0 million Secured Loan Facility dated April 3, 2009. This facility is comprised of (i) a $148.0 million non-amortizing revolving credit facility and (ii) a $192.0 million term loan facility. This facility has a term of 7 years and bears interest at LIBOR plus a margin of 2.25% per annum. This credit facility is secured by seven of our wholly-owned vessels. On October 22, 2014 a first drawdown under this facility was made to repay a former $300 million secured loan facility, followed by additional drawdowns on December 22, 2014 and December 23, 2014 for an amount of 60.3 million and 50.3 million following the delivery of the Hojo and Hakone respectively. On March 3, 2015 and April 13, 2015 additional drawdowns of 53.4 million and 50.4 million were made following the delivery of the Hirado and Hakata respectively. Following the sale of the Suezmax Felicity in January 2019, the total revolving credit facility was reduced by $13.6 million and an early repayment of $7.3 million. As of December 31, 2019 and December 31, 2018, the outstanding balance on this facility was $43.4 million and $184.8 million, respectively.
On August 19, 2015, the Group entered into a $750.0 million senior secured amortizing revolving credit facility with a syndicate of banks. The facility is available for the purpose of (i) refinancing 21 vessels; (ii) financing four newbuilding VLCCs vessels as well as (iii) Euronav's general corporate and working capital purposes. The credit facility will mature on 1 July 2022 and carries a rate of LIBOR plus a margin of 195 bps. As of December 31, 2019 and December 31, 2018, the outstanding balance under this facility was $130.0 million and $165.0 million, respectively. This facility is currently secured by 17 of our wholly-owned vessels.
On November 9, 2015, the Group entered into a $60.0 million unsecured revolving credit facility which will mature on November 9, 2020 carrying a rate of LIBOR plus a margin of 2.25%. As of December 31, 2019 and December 31, 2018, there was no outstanding balance under this facility.
On December 16, 2016, the Group entered into a $409.5 million senior secured amortizing revolving credit facility for the purpose of refinancing 11 vessels as well as Euronav's general corporate purposes. The credit facility was used to refinance the $500 million senior secured credit facility dated March 25, 2014 and will mature on January 31, 2023 carrying a rate of LIBOR plus a margin of 2.25%. Following the sale and lease back of the VLCC Nautica, Nectar and Noble in December 2019, the total revolving credit facility was reduced by $56.9 million. As of December 31, 2019 and December 31, 2018, the outstanding balance on this facility was $90.0 million and $150.0 million, respectively. The credit facility is secured by 8 vessels.
On January 30, 2017, the Group signed a loan agreement for a nominal amount of $110.0 million with the purpose of financing the Ardeche and the Aquitaine, as mentioned in Note 8. On April 25, 2017, following a successful syndication, the loan was replaced with a new Korean Export Credit facility for a nominal amount of $108.5 million with Korea Trade Insurance Corporation or “K-sure” as insurer. The new facility is comprised of (i) a $27.1 million commercial tranche, which bears interest at LIBOR plus a margin of 1.95% per annum and (ii) a $81.4 million tranche insured by K-sure which bears interest at LIBOR plus a margin of 1.50% per annum. The facility is repayable over a term of 12 years, in 24 installments at successive six month intervals, each in the amount of $3.6 million together with a balloon installment of $21.7 million payable with the 24th installment on January 12, 2029. The K-sure insurance premium and other related transaction costs for a total amount of $3.2 million are amortized over the lifetime of the instrument using the effective interest rate method. As of December 31, 2019 and December 31, 2018, the outstanding balance on this facility was $90.5 million and $97.7 million, respectively in aggregate. This facility is secured by the VLCCs the Ardeche and the Aquitaine. The facility agreement also contains a provision that entitles the lenders to require us to prepay to the lenders, on January 12, 2024, with 180 days’ notice, their respective portion of any advances granted to us under the facility. The facility agreement also contains provisions that allow the remaining lenders to assume an outgoing lender’s respective portion(s) of the advances made to us or to allow us to suggest a replacement lender to assume the respective portion of such advances.
On March 22, 2018, the Group signed a senior secured credit facility for an amount of $173.6 million with Kexim, BNP and Credit Agricole Corporate and Investment bank acting also as Agent and Security Trustee. The purpose of the loan was to finance up to 70 per cent of the aggregate contract price of the four Ice Class Suezmax vessels that were delivered over the course of 2018. The new facility was comprised of (i) a $69.4 million commercial tranche, which bears interest at LIBOR plus a margin of 2.0% per annum and (ii) a $104.2 million ECA tranche which bears interest at LIBOR plus a margin of 2.0% per annum. The commercial tranche is repayable by 24 equal consecutive semi-annual installments, each in the amount of $0.6 million per vessel together with a balloon installment of $3.5 million payable with the 24th and last installment on August 24, 2030. The ECA tranche is repayable by 24 consecutive semi-annual installments, each in the amount of $1.1 million per vessel and last installment on August 24, 2030. Transaction costs for a total amount of $1.6 million are amortized over the lifetime of the instrument using the effective interest rate method. As of December 31, 2019 and December 31, 2018, the outstanding balance on this facility was $156.9 million and $170.2 million, respectively. Lenders of the facility have a put option on the 7th anniversary of the facility, for which a notice has to be served 13 months in advance requesting a prepayment of their remaining contribution. After receiving notice, the Group will have to either repay the relevant contribution on the 7th year anniversary or to transfer this contribution to another acceptable lender. The put option can only be exercised if the employment of the vessel at that time is not satisfactory to the lenders.

As a result of the business combination on June 12, 2018, Euronav assumed the $633.5 million senior secured loan facility from Gener8 Maritime Inc. This facility provided for term loans up to the aggregate approximate amount of $963.7 million, which is comprised of a tranche of term loans to be made available by a syndicate of commercial lenders up to the aggregate approximate amount of $282.0 million (the “Commercial Tranche”), a tranche of term loans to be fully guaranteed by the Export-Import Bank of Korea (“KEXIM”) up to the aggregate approximate amount of up to $139.7 million (the “KEXIM Guaranteed Tranche”), a tranche of term loans to be made available by KEXIM up to the aggregate approximate amount of $197.4 million (the “KEXIM Funded Tranche”) and a tranche of term loans insured by Korea Trade Insurance Corporation (“K-Sure”) up to the aggregate approximate amount of $344.6 million (the “K-Sure Tranche”). The Commercial Tranche with a final maturity on September 28, 2022, bears interest at LIBOR plus a margin of 2.75% per annum and is reduced in 10 remaining installments of consecutive three-month interval and a balloon repayment at maturity in 2022. The KEXIM Guaranteed Tranche, with a final maturity on February 28, 2029, bears interest at LIBOR plus a margin of 1.50% per annum and is reduced in 39 remaining installments of consecutive three-month interval. The KEXIM Funded Tranche, with a final maturity on February 28, 2029, bears interest at LIBOR plus a margin of 2.60% per annum and is reduced in 39 remaining installments of consecutive three-month interval. The K-Sure Tranche, with a final maturity on February 28, 2029, bears interest at LIBOR plus a margin of 1.70% per annum and is reduced in 39 remaining installments of consecutive three-month interval. This facility was secured by 13 of our wholly-owned vessels. As of December 31, 2018, the outstanding balance on this facility was $604.8 million in aggregate. On September 26, 2019, the Group repaid this facility in full ($561.6 million) using a portion of the borrowings under our new $700.0 million Senior Secured Credit Facility.

As a result of the business combination on June 12, 2018, Euronav assumed the $581.0 million senior secured loan facility from Gener8 Maritime Inc. This facility with a final maturity on September 3, 2020 bears interest at LIBOR plus a margin of 3.75% per annum and was reduced in 9 remaining installments of consecutive six-month interval and a final $77.4 million repayment is due at maturity in 2020. This facility was secured by 10 of our wholly-owned vessels and a pledge of certain of our and Gener8 Maritime Sub II vessel owning subsidiaries’ respective bank accounts. On September 17, 2018, the Group repaid this facility in full ($ -139.7 million) using a portion of the borrowings under the new $200.0 million senior secured credit facility.

On September 7, 2018, the Group signed a senior secured credit facility for an amount of $200.0 million. The Group used the proceeds of this facility to refinance all remaining indebtedness under the $581.0 million senior secured loan facility, the $67.5 million secured loan facility (Larvotto), and the $76.0 million secured loan facility (Fiorano). This facility is secured by 9 of our wholly-owned vessels. This revolving credit facility is reduced in 12 installments of consecutive six-month interval and a final $55.0 million repayment is due at maturity in 2025. This facility bears interest at LIBOR plus a margin of 2.0% per annum plus applicable mandatory costs. As of December 31, 2019 and December 31, 2018, the outstanding balance on this facility was $100.0 million and $200.0 million, respectively.

On June 27, 2019, the Group entered into a $100.0 million senior secured amortizing revolving credit facility with a syndicate of banks of which ABN Amro Bank also acting as Coordinator, Agent and Security Trustee. The facility, secured by the Oceania and the bunker inventory bought in anticipation of the new legislation starting in January 1, 2020, will mature on December 31, 2021 and carries a rate of LIBOR plus a margin of 2.10%. As of December 31, 2019, the outstanding balance on this facility was $70.0 million.

On August 28, 2019, the Group entered into a $700.0 million senior secured amortizing revolving credit facility with a syndicate of banks and Nordea Bank Norge SA acting as Agent and Security Trustee for the purpose of refinancing all remaining indebtedness under the $633.5 million senior secured loan facility. The credit facility will mature on January 31, 2026 carrying a rate of LIBOR plus margin of 1.95%. The facility is secured by 13 of our wholly-owned vessels. As of December 31, 2019, the outstanding balance on this facility was $560.0 million.

Undrawn borrowing facilities
At December 31, 2019, Euronav and its fully-owned subsidiaries have undrawn credit line facilities amounting to $753.1 million committed for at least one year (2018: $498.9 million).

Terms and debt repayment schedule
The terms and conditions of outstanding loans were as follows:

(in thousands of USD)				December 31, 2019			December 31, 2018
	Curr	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Secured vessels loan 192M	USD	libor +2.25%	2021	43,447	43,447	42,859	79,762	79,762	78,746
Secured vessels Revolving loan 148M*	USD	libor +2.25%	2021	133,962	—	—	147,559	105,000	105,000
Secured vessels Revolving loan 750M*	USD	libor +1.95%	2022	322,340	130,000	128,205	395,289	165,000	162,002
Secured vessels Revolving loan 409.5M*	USD	libor +2.25%	2023	212,459	90,000	88,328	316,060	150,000	147,541
Secured vessels loan 27.1M	USD	libor +1.95%	2029	26,007	26,007	25,389	26,459	26,459	24,711
Secured vessels loan 81.4M	USD	libor +1.50%	2029	64,452	64,452	62,970	71,236	71,236	70,507
Secured vessels loan 69.4M	USD	libor + 2.0%	2030	63,635	63,635	63,635	68,263	68,263	68,263
Secured vessels loan 104.2M	USD	libor +2.0%	2030	93,283	93,283	92,035	101,961	101,961	100,490
Secured vessels loan 89.7M	USD	libor +1.5%	2029	—	—	—	85,295	85,295	85,295
Secured vessels loan 221.4M	USD	libor +1.7%	2029	—	—	—	210,459	210,459	210,459
Secured vessels loan 126.8M	USD	libor +2.6%	2029	—	—	—	120,553	120,553	120,553
Secured vessels loan 195.7M	USD	libor +2.75%	2022	—	—	—	188,481	188,481	188,481
Secured vessels Revolving loan 200.0M*	USD	libor +2.0%	2025	174,344	100,000	98,445	200,000	200,000	197,955
Secured vessels Revolving loan 100.0M*	USD	libor +2.1%	2021	100,000	70,000	69,043	—	—	—
Secured vessels Revolving loan 700.0M*	USD	libor +1.95%	2026	700,000	560,000	552,542	—	—	—
Unsecured bank facility 60M	USD	libor +2.25%	2020	60,000	—	—	60,000	—	—
Total interest-bearing bank loans				1,993,929	1,240,824	1,223,451	2,071,375	1,572,467	1,560,002
The facility size of the vessel loans can be reduced if the value of the collateralized vessels falls under a certain percentage of the outstanding amount under that loan.
* The total amount available under the revolving loan Facilities depends on the total value of the fleet of tankers securing the facility.

Other notes

(in thousands of USD)				December 31, 2019			December 31, 2018
	Curr	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Unsecured notes	USD	7.50%	2022	200,000	200,000	198,571	150,000	150,000	148,166
Total other notes				200,000	200,000	198,571	150,000	150,000	148,166

On June 14, 2019, the Group successfully completed a tap issue of $50 million under its existing senior unsecured bonds. The bonds have the same maturity date and carry the same coupon of 7.50%. The tap issue was priced at 101% of par value. Arctic Securities AS, DNB Markets and Nordea acted as joint lead managers in connection with the placement of the tap issue. The related transaction costs of $675,000 are amortized over the lifetime of the instrument using the effective interest rate method as well as the above par issuance of $500,000.

Other borrowings
On June 6, 2017, the Group signed an agreement with BNP to act as dealer for a Treasury Notes Program with a maximum outstanding amount of 50 million Euro. On October 1, 2018, KBC has been appointed as an additional dealer in the agreement and the maximum amount has been increased from 50 million Euro to 150 million Euro. As of December 31, 2019, the outstanding amount was $122.8 million or 109.3 million Euro (December 31, 2018: $ 60.3 million or 52.7 million Euro). The Treasury Notes are issued on an as needed basis with different durations not exceeding 1 year, and initial pricing is set to 60 bps over Euribor. The company enters into FX forward contracts to manage the currency risks related to these instruments issued in Euro compared to the USD Group functional currency. The FX contracts have the same nominal amount and duration as the issued Treasury Notes and they are measured at fair value with changes in fair value recognized in the consolidated statement of profit or loss. On December 31, 2019, the fair value of these forward contracts amounted to $1.3 million.

On December 30, 2019, the Company entered into a sale and leaseback agreement for three VLCCs. The three VLCCs are the Nautica (2008 – 307,284), Nectar (2008 – 307,284) and Noble (2008 – 307,284). The vessels were sold and were leased back under a 54-months bareboat contract at an average rate of $20,681 per day per vessel. In accordance with IFRS, this transaction was not accounted for as a sale but Euronav as seller-lessee will continue to recognize the transferred assets, and recognized a financial liability equal to the net transfer proceeds of $124.4 million. At the end of the bareboat contract, the vessels will be redelivered to their new owners. Euronav may, at any time on and after the 1st anniversary, notify the owners by serving an irrevocable written notice at least three months prior to the proposed purchase option date of the charterers' intention to terminate this charter on the purchase option date and purchase the vessel from the owners for the applicable purchase option price.

The future lease payments for these leaseback agreements are as follows:

(in thousands of USD)	December 31, 2019

Less than one year	22,853
Between one and five years	79,211
Total future lease payables	102,064

Transaction and other financial costs
The heading 'Other changes' in the first table of this footnote reflects the recognition of directly attributable transaction costs as a deduction from the fair value of the corresponding liability, and the subsequent amortization of such costs. In 2019, the Group recognized $4.7 million of amortization of financing costs. The Group recognized $0.7 million of directly attributable transaction costs as a deduction from the fair value of the $50.0 million tap issue under its existing senior unsecured bonds entered into June 14, 2019, $1.2 million of directly attributable transaction costs as a deduction from the fair value of the $100.0 million senior secured amortizing loan facility entered into June 27, 2019 and $7.8 million of directly attributable transaction costs as a deduction from the fair value of the $700.0 million senior secured amortizing loan facility entered into August 28, 2019.
Interest expense on financial liabilities measured at amortized cost increased during the year ended December 31, 2019, compared to 2018 (2019: $ -84.4 million, 2018: $ -68.0 million). This increase was attributable to an increase in the average outstanding debt during the year as a result of the merger with Gener8 Maritime Inc. combined with increased interest rates. Other financial charges increased in 2019 compared to 2018 (2019: $ -7.5 million, 2018: $ -6.8 million) which was primarily attributable to commitment fees paid for available credit lines.
Interest on lease liabilities ($: -4.8 million) were recognized due to the adoption of IFRS 16 on January 1, 2019 (see Note 1.18).

Reconciliation of movements of liabilities to cash flows arising from financing activities

	Liabilities			Equity
	Loans and borrowings	Other Notes	Other borrowings	Share capital / premium	Reserves	Treasury shares	Retained earnings	Total
Restated balance at January 1, 2018	701,091	147,619	50,010	1,388,273	568	(16,102)	471,877	2,743,336

Changes from financing cash flows
Proceeds from loans and borrowings (Note 16)	973,550	—	—	—	—	—	—	973,550
Proceeds from issue of other borrowings (Note 16)	—	—	10,332	—	—	—	—	10,332
Proceeds from sale of treasury shares (Note 14)	—	—	—	—	—	5,406	(3,112)	2,294
Purchase treasury shares (Note 14)	—	—	—	—	—	(3,955)	—	(3,955)
Transaction costs related to loans and borrowings (Note 16)	(3,849)	—	—	—	—	—	—	(3,849)
Repayment of borrowings (Note 16)	(910,184)	(205,710)	—	—	—	—	—	(1,115,894)
Dividend paid	—	—	—	—	—	—	(22,643)	(22,643)
Total changes from financing cash flows	59,517	(205,710)	10,332	—	—	1,451	(25,755)	(160,165)

Other changes
Liability-related
Acquisitions through business combinations (Note 25)	1,106,736	205,710	—	—	—	—	—	1,312,446
Sale of loans through disposal of subsidiaries (Note 25)	(310,968)	—	—	—	—	—	—	(310,968)
Amortization of transaction costs (Note 16)	3,626	547	—	—	—	—	—	4,173
Total liability-related other changes	799,394	206,257	—	—	—	—	—	1,005,651
Total equity-related other changes (Note 14)	—	—	—	553,424	(2,855)	—	(110,358)	440,211

Balance at December 31, 2018	1,560,002	148,166	60,342	1,941,697	(2,287)	(14,651)	335,764	4,029,033

	Liabilities				Equity
	Loans and borrowings	Other Notes	Other borrowings	Lease liabilities	Share capital / premium	Reserves	Treasury shares	Retained earnings	Total
Restated balance at January 1, 2019	1,560,002	148,166	60,342	105,736	1,941,697	(2,287)	(14,651)	335,764	4,134,769

Changes from financing cash flows
Proceeds from loans and borrowings (Note 16)	986,755	50,500	—	—	—	—	—	—	1,037,255
Proceeds from issue of other borrowings (Note 16)	—	—	62,446	—	—	—	—	—	62,446
Proceeds from sale of treasury shares (Note 14)	—	—	—	—	—	—	—	—	—
Purchase treasury shares (Note 14)	—	—	—	—	—	—	(30,965)	—	(30,965)
Proceeds from sale and leaseback agreement (Note 16)	—	—	124,425	—	—	—	—	—	124,425
Transaction costs related to loans and borrowings (Note 16)	(9,046)	(675)	—	—	—	—	—	—	(9,721)
Repayment of borrowings (Note 16)	(1,318,398)	—	—	—	—	—	—	—	(1,318,398)
Repayment of lease liabilities (Note 16)	—	—	—	(30,214)	—	—	—	—	(30,214)
Dividend paid	—	—	—	—	—	—	—	(26,015)	(26,015)
Total changes from financing cash flows	(340,689)	49,825	186,871	(30,214)	—	—	(30,965)	(26,015)	(191,187)

Other changes
Liability-related
Amortization of transaction costs (Note 16)	4,138	674	—	—	—	—	—	—	4,812
Amortization of above par issuance (Note 16)	—	(94)	—	—	—	—	—	—	(94)
Translation differences (Note 16)	—	—	—	102	—	—	—	—	102
Total liability-related other changes	4,138	580	—	102	—	—	—	—	4,820
Total equity-related other changes (Note 14)	—	—	—	—	—	(1,996)	—	110,309	108,313

Balance at December 31, 2019	1,223,451	198,571	247,213	75,624	1,941,697	(4,283)	(45,616)	420,058	4,056,715